SM&R Investments, Inc.

Supplement effective June 1, 2002 to the Class T Prospectus dated
December 31, 2001

On page 15, under "FEES AND EXPENSES OF THE FUNDS", the tables under "Annual Fund Operating Expenses" are being amended to:

Annual Fund Operating Expenses(3)
(expenses that are deducted from fund assets)

SM&R Equity Funds
		Growth		Equity Income	Balanced
		Fund		Fund		Fund
		Class T		Class T		Class T


Management Fees		0.71%		0.71%		0.75%
Distribution and/or Service
 (12b-1) Fees			-		-		-
Other Expenses(4)		0.36%		0.35%		0.51%
Total Annual Fund Operating
 Expenses(5)			1.07%		1.06%		1.26%


SM&R Fixed Income Funds
		Government 		Tax Free
		Bond Fund		Fund		Primary
		Class T			Class T		Fund


Management Fees		0.50%		0.50%		0.50%
Distribution and/or Service
 (12b-1) Fees			-		-		-
Other Expenses(4)		0.46%		0.55%		0.45%
Total Annual Fund Operating
 Expenses(5)			0.96%		1.05%		0.95%



On page 15, under "Footnotes to Fees and Expenses" numbers 3 through 5 are hereby restated and includes new footnote number 6:
(3)The "Management Fees" and "Other Expenses" shown for the Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund, Tax Free Fund and Primary Funds are annualized for the six months ended February 28, 2002. No Distribution and Service (12b-1) Fees are imposed on any shares offered in this prospectus.
(4)These expenses include administrative services fees, audit fees, directors fees, shareholder reporting and miscellaneous expenses. For the Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund, Tax Free Fund and Primary Fund, the "Management Fees" and "Other Expenses" are annualized for the six months ended February 28, 2002.
(5)The Fund's manager, Securities Management and Research, Inc. ("SM&R"), has contractually agreed to reimburse the Growth Fund, Equity Income Fund,
Balanced Fund, Government Bond Fund, Tax Free Fund and the Primary Fund regular operating expenses in excess of 1.25% per year of such funds' average daily net assets. Regular operating expenses include the advisory fee and administrative fee but do not include class-specific expenses.
(6)From June 1, 2002 to December 31, 2002, SM&R has voluntarily agreed to reimburse fees and expenses incurred by the Fixed Income Funds in excess of the amounts shown in the table below. Refer to "Reimbursements and Waivers" on page 25 of this prospectus for more details.

Annual Fund Operating Expenses
(expenses exceeding these amounts to be reimbursed by SM&R)

SM&R Fixed Income Funds
		Government 		Tax Free
		Bond Fund		Fund		Primary
		Class T			Class T		Fund


Management Fees		0.50%		0.50%		0.50%
Distribution and/or Service
 (12b-1) Fees			-		-		-
Other Expenses(4)		0.23%		0.25%		0.30%
Total Annual Fund Operating
 Expenses(5)(6)			0.73%		0.75%		0.80%




Page 17, "Expenses of the Funds" is being amended and includes new footnote number 1:

Expenses of the Funds

Examples of Fund Expenses:

SM&R Fixed Income Funds(1)
				Assuming No Redemption
				at End of Period
				Class T
Government Bond Fund
1 Year				$   544
3Years				$   742
5 Years				$   957
10 Years				$1,575

Tax Free Fund
1 Year				$   552
3Years				$   769
5 Years				$1,003
10 Years				$1,675

Primary Fund
1 Year				$    97
3Years				$  303
5 Years				$  525
10 Years				$1,166

The expenses shown above are annualized for six months ended February 28, 2002 and do not reflect fees waived or expenses assumed by SM&R on a voluntary basis. Refer to "Reimbursements and Waivers" on page 25 of this prospectus for more details about fees waived or expenses assumed by SM&R on a voluntary basis.




On page 25, under "Administrative Services", the third paragraph is amended to read:


In order to improve the yield and total return of one or more of the funds, SM&R may for time to time voluntarily waive or reduce all or any portion of its advisory fee, administrative fee, and/or assume certain or all expenses of any fund, while retaining its ability to be reimbursed for such fees prior to the end of the fiscal year. Fee waivers and/or reductions, other than those stated in an administrative service agreement, may be rescinded by SM&R at any time without notice to investors. Until December 31, 2002, SM&R has voluntarily agreed to reimburse expenses incurred by the Government
Bond, Tax Free and Primary Funds to the extent that regular operating expenses exceed average daily net assets as follows: 0.73% for the Government Bond Fund, 0.75% for the Tax Free Fund and 0.80% for the Primary Fund.

Supplement effective June 1, 2002 to the Statement of Additional
Information dated December 31, 2001

On pages 50 and 51, under "Fee Waivers", the first paragraph is amended to read:

In order to improve the yield and total return of a Fund, SM&R may, from time to time, voluntarily waive or reduce all or reduce all or any portion of its advisory fee, administrative fee and/or assume certain or all expenses of the Fund while retaining its ability to be reimbursed for such fees prior to the end of the fiscal year. SM&R may rescind fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, at any time without notice to investors. Until December 31, 2002, SM&R has voluntarily agreed to reimburse expenses incurred by the Alger Technology, Alger Aggressive Growth, Alger Small-Cap, Alger Growth, Growth, Equity Income, Balanced, Government Bond, Tax Free and Primary Funds to the
extent that regular operating expenses exceed average daily net assets as follows: 2.10% for the Alger Technology Fund - Class A, 2.75% for the
Alger Technology Fund - Class B,  1.85% for the Alger Aggressive
Growth Fund - Class A,  2.50% for the Alger Aggressive Growth
Fund - Class B,  1.90% for the Alger Small-Cap Fund - Class A,
2.55% for the Alger Small-Cap Fund - Class B,  1.70% for the
Alger Growth Fund - Class A,  2.35% for the Alger Growth Fund -
Class B,  1.36% for the Growth Fund - Class A,  1.86% for the
Growth Fund - Class B,  1.26% for the Equity Income Fund -
Class A,  1.76% for the Equity Income Fund - Class B,  1.30%
for the Balanced Fund - Class A,  1.80% for the Balanced Fund -
Class B,  0.73% for the Government Bond Fund - Class A and
Class T,  1.23% for the Government Bond Fund - Class B,
0.75% for the Tax Free Fund - Class A and Class T, 1.25% for the Tax Free Fund - Class B, and 0.80% for the Primary Fund.